Restricted Net Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Statutory reserves	¥ 0	$ 0	¥ 0	¥ 0
Amount of restricted net assets	¥ 431,035				$ 66,059
Percentage of assets invest in temporary assets	100.00%				100.00%
Minimum [Member]
Percentage of annual after-tax profit required to allocate to the general reserve fund	10.00%	10.00%
Percentage of annual after-tax profit required to allocate to the statutory surplus fund	10.00%	10.00%
Maximum [Member]
Percentage of registered capital threshold when no longer required to allocate annual after-tax profit to general reserve fund	50.00%	50.00%
Percentage of registered capital threshold when no longer required to allocate annual after-tax profit to statutory surplus fund	50.00%	50.00%